SCHEDULE OF CALCULATING NET INCOME PER SHARE (Details)	6 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders of Julong Holding Limited	$ 1,593,929	¥ 11,566,664	¥ 8,887,338
Weighted average number of ordinary shares outstanding - basic | shares	20,011,132	20,011,132	20,001,132
Weighted average number of ordinary shares outstanding - diluted | shares	20,011,132	20,011,132	20,001,132
Basic - net income per share | ¥ / shares		¥ 0.58	¥ 0.44
Diluted - net income per share | ¥ / shares		¥ 0.58	¥ 0.44